SEGMENT REPORTING, Information about Segments (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
SEGMENT REPORTING [Abstract]
Number of reportable segments | Segment		3
Segment Information [Abstract]
Revenue		$ 22,938,469	$ 16,819,866	$ 13,063,560
Sales and marketing expenses		(4,492,203)	(3,472,686)	(2,779,223)
Provision for credit losses		(1,372,616)	(776,937)	(633,942)
Operating segment income (loss)		2,647,268	1,452,989	1,060,882
Unallocated expenses	[1]	(661,962)	(790,837)	(836,104)
Operating income		1,985,306	662,152	224,778
Non-operating income, net		295,553	116,631	207,616
Income tax expense		(651,081)	(321,168)	(262,680)
Share of results of equity investees		(18,884)	(9,788)	(7,032)
Net income		1,610,894	447,827	162,682
Other Services [Member]
Segment Information [Abstract]
Revenue	[2]	173,458	126,307	131,281
Cost of revenue	[2],[3]	0	0	0
Sales and marketing expenses	[2],[3]	0	0	0
Provision for credit losses	[2],[3]	0	0	0
Other operating expenses	[2],[3],[4]	(263,995)	(170,210)	(188,009)
Operating segment income (loss)	[2]	(90,537)	(43,903)	(56,728)
Operating Segments [Member] | E-Commerce (Shopee) [Member]
Segment Information [Abstract]
Revenue		16,564,605	12,415,231	9,000,848
Cost of revenue	[3]	(11,380,266)	(8,611,530)	(6,194,900)
Sales and marketing expenses	[3]	(3,546,753)	(2,966,084)	(2,510,693)
Provision for credit losses	[3]	0	0	0
Other operating expenses	[3],[4]	(1,056,534)	(977,048)	(845,725)
Operating segment income (loss)		581,052	(139,431)	(550,470)
Operating Segments [Member] | Digital Financial Services (Monee) [Member]
Segment Information [Abstract]
Revenue		3,791,641	2,367,739	1,759,422
Cost of revenue	[3]	(475,024)	(348,424)	(279,745)
Sales and marketing expenses	[3]	(614,228)	(298,386)	(116,445)
Provision for credit losses	[3]	(1,365,556)	(771,407)	(630,300)
Other operating expenses	[3],[4]	(364,151)	(292,020)	(242,723)
Operating segment income (loss)		972,682	657,502	490,209
Operating Segments [Member] | Digital Entertainment (Garena) [Member]
Segment Information [Abstract]
Revenue		2,408,765	1,910,589	2,172,009
Cost of revenue	[3]	(791,378)	(610,586)	(672,481)
Sales and marketing expenses	[3]	(174,104)	(117,556)	(104,721)
Provision for credit losses	[3]	0	0	0
Other operating expenses	[3],[4]	(259,212)	(203,626)	(216,936)
Operating segment income (loss)		$ 1,184,071	$ 978,821	$ 1,177,871

[1]	Unallocated expenses are mainly related to share-based compensation, impairment of goodwill of prior acquisitions that are not under the Company’s reportable segments, and general and corporate administrative costs such as professional fees and other miscellaneous items that are not allocated to segments. These expenses are excluded from segment results as they are not reviewed by the CODM as part of segment performance.
[2]	A combination of multiple business activities that do not meet the quantitative thresholds to qualify as reportable segments are grouped together as “Other Services”.
[3]	The significant expenses categories and amounts align with the segment-level information that is regularly provided to the CODM.
[4]	Other operating expenses for E-commerce and Digital Entertainment include general and administrative expenses, research and development expenses, and provision for credit losses net of other operating income. Other operating expenses for Digital Financial Services include general and administrative expenses, and research and development expenses net of other operating income.